Leases (Details) - Schedule of Maturity Analysis of the Group's Lease Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) - Schedule of Maturity Analysis of the Group's Lease Liabilities [Line Items]
Total	$ 13,215	$ 17,220
Less than one year [Member]
Leases (Details) - Schedule of Maturity Analysis of the Group's Lease Liabilities [Line Items]
Total	4,473	4,846
One to five years [Member]
Leases (Details) - Schedule of Maturity Analysis of the Group's Lease Liabilities [Line Items]
Total	8,520	12,189
Above 5 years [Member]
Leases (Details) - Schedule of Maturity Analysis of the Group's Lease Liabilities [Line Items]
Total	$ 222	$ 185